INVESTORS
                             LIFE INSURANCE COMPANY
                                OF NORTH AMERICA
                         (Herein called Investors Life)

                           INA/PUTNAM SEPARATE ACCOUNT
                              FINANCIAL STATEMENTS
                                December 31, 1998
                                    (Audited)


This report is submitted for the general information of owners of Investors Life Insurance Company of North America INA/Putnam Separate Account variable annuity contracts. The Separate Account does not accept new contracts; accordingly, this report is not authorized for distribution to prospective purchasers of such contracts.

Investors Life Insurance
Company of North America
Administrative Offices:  Austin, TX

                        Report of Independent Accountants

To the Contract Owners of Investors Life Insurance Company of North America INA/Putnam Separate Account and the Board of Directors of Investors Lie Insurance Company of North America

In our opinion, the accompanying combined balance sheet and the related individual statements of operations and of changes in total assets present fairly, in all material respects, the combined financial position of the subdivisions comprising the Investors Life Insurance Company of North America INA/Putnam Separate Account (the Separate Account) at December 31, 1998, the results of each of their operations for the year then ended and the changes in each of their total assets for the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits which included confirmation of securities at December 31, 1998 by correspondence with the underlying funds provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Dallas, Texas
February 19, 1999

INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
INA/PUTNAM SEPARATE ACCOUNT
COMBINED BALANCE SHEET
Year Ended December 31, 1998

ASSETS

Investments at Market Value (Notes 1 and 2):

PUTNAM DIVISIONS

Money Market

    410,718 qualified shares                  (Cost $410,718)  $       410,718
  1,079,096 non-qualified shares              (Cost $1,079,096)      1,079,096

High Yield Trust

     19,995 qualified shares                  (Cost $330,814)          216,343
    180,560 non-qualified shares              (Cost $2,918,223)      1,953,658

Equity Income Fund

      6,663 qualified shares                  (Cost $31,888)           103,935
     50,423 non-qualified shares              (Cost $603,985)          786,601

Investors Trust

     74,480 qualified shares                  (Cost $767,557)        1,103,786
    105,040 non-qualified shares              (Cost $1,012,734)      1,556,689

Income Fund

     42,414 qualified shares                  (Cost $276,336)          293,511
     47,031 non-qualified shares              (Cost $249,208)          325,456

PUTNAM VARIABLE TRUST DIVISIONS

Putnam Variable Trust Money Market

  7,264,669 non-qualified shares              (Cost $7,264,669)      7,264,669

Putnam Variable Trust Growth and Income

    160,789 non-qualified shares              (Cost $2,980,886)      4,625,906

Putnam Variable Trust U.S. Government
 and High Quality Bond

    139,517 non-qualified shares              (Cost $1,828,859)      1,915,568

Total Assets                                                   $    21,635,936


CONTRACT OWNERS' EQUITY

Contract Owners' Equity (Notes 3 and 7):

PUTNAM DIVISIONS

Money Market

    134,573 qualified accumulation
            units outstanding                (3.0520108 Per Unit)  $   410,718
    349,907 non-qualified accumulation
            units outstanding                (3.0839499 Per Unit)    1,079,096
High Yield Trust

     35,048 qualified accumulation
            units outstanding                (6.1727574 Per Unit)      216,343
    331,566 non-qualified accumulation
            units outstanding                (5.8922150 Per Unit)    1,953,658
Equity Income Fund

     13,634 qualified accumulation
            units outstanding                (7.6232515 Per Unit)      103,935
    102,352 non-qualified accumulation
            units outstanding                (7.6852515 Per Unit)      786,601
Investors Trust

     77,934 qualified accumulation
            units outstanding                (14.1630910 Per Unit)    1,103,786
    119,546 non-qualified accumulation
            units outstanding                (13.0216756 Per Unit)    1,556,689
Income Fund

     50,830 qualified accumulation
            units outstanding                (5.7743644 Per Unit)      293,511
     58,838 non-qualified accumulation
            units outstanding                (5.5313887 Per Unit)      325,456

PUTNAM VARIABLE TRUST DIVISIONS

Putnam Variable Trust Money Market

  2,858,428 non-qualified accumulation
            units outstanding                (2.5414909 Per Unit)    7,264,669

Putnam Variable Trust Growth and Income

    596,576 non-qualified accumulation
            units outstanding                (7.7540932 Per Unit)    4,625,906

Putnam Variable Trust U.S. Government
 and High Quality Bond

    523,878 non-qualified accumulation
            units outstanding                (3.6565153 Per Unit)    1,915,568

Total Contract Owners' Equity                                  $    21,635,936


The accompanying notes are an integral part of these financial statements


INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
INA/PUTNAM SEPARATE ACCOUNT
INDIVIDUAL STATEMENTS OF OPERATIONS
Year Ended December 31, 1998



                                                  Money Market    Money Market
                                                   Qualified     Non-Qualified
                                                 (formerly Daily (formerly Daily
                                                 Dividend Trust) Dividend Trust)
Investment Income:
Dividends                                              $22,821         $61,359

Expenses:
Mortality risk and expense fees
 guarantees (Notes 1 and 3)                              4,183          11,250

Investment income - net                                $18,638         $50,109

Net Realized and Unrealized Gain
 (Loss) on Investments:
Net realized capital gain distributions                      0               0

Net realized gain (loss) on investments:
Proceeds from sale of shares                            53,853         232,386
Cost of shares sold                                     53,853         232,386

Net realized gain (loss) on investments                     (0)              0

Net unrealized gain (loss) on investments                    0               0

Net realized and unrealized gain (loss)
 on invest                                                  (0)              0

Net Increase (Decrease) in Net Assets
from Investment Operations                             $18,638         $50,109





                                                   High Yield      High Yield
                                                     Trust           Trust
                                                   Qualified     Non-Qualified
Investment Income:
Dividends                                              $27,591        $219,936

Expenses:
Mortality risk and expense fees guarantees
(Notes 1 and 3)                                         2,570          20,491

Investment income - net                                $25,021        $199,445

Net Realized and Unrealized Gain (Loss)
 on Investments:
Net realized capital gain distributions                      0               0

Net realized gain (loss) on investments:
Proceeds from sale of shares                            50,562         161,412
Cost of shares sold                                     60,776         160,453

Net realized gain (loss) on investments                (10,214)            959

Net unrealized gain (loss) on investments              (38,459)       (390,368)

Net realized and unrealized gain (loss)
on investment                                         (48,673)       (389,409)

Net Increase (Decrease) in Net Assets
from Investment Operations                            ($23,652)      ($189,964)




                                                     Equity          Equity
                                                     Income          Income
                                                   Qualified     Non-Qualified
Investment Income:
Dividends                                               $4,191         $26,494

Expenses:
Mortality risk and expense fees guarantees
(Notes 1 and 3)                                         1,400           7,038

Investment income - net                                 $2,791         $19,456

Net Realized and Unrealized Gain (Loss)
 on Investments:
Net realized capital gain distributions                  7,435          56,280

Net realized gain (loss) on investments:
Proceeds from sale of shares                            60,560           8,768
Cost of shares sold                                     49,999           8,615

Net realized gain (loss) on investments                 10,561             153

Net unrealized gain (loss) on investments               (4,687)          6,163

Net realized and unrealized gain (loss)
on investment                                           13,309          62,596

Net Increase (Decrease) in Net Assets
from Investment Operations                             $16,100         $82,052




                                                   Investors       Investors
                                                     Trust           Trust
                                                   Qualified     Non-Qualified
Investment Income:
Dividends                                                   $0              $0

Expenses:
Mortality risk and expense fees guarantees
(Notes 1 and 3)                                          9,964          12,568

Investment income - net                                ($9,964)       ($12,568)

Net Realized and Unrealized Gain (Loss)
 on Investments:
Net realized capital gain distributions                 27,728          39,075

Net realized gain (loss) on investments:
Proceeds from sale of shares                           151,572          24,122
Cost of shares sold                                    116,774          20,908

Net realized gain (loss) on investments                 34,798           3,214

Net unrealized gain (loss) on investments              254,375         368,836

Net realized and unrealized gain (loss)
on investment                                          316,901         411,125

Net Increase (Decrease) in Net Assets
from Investment Operations                            $306,937        $398,557



                                                     Income          Income
                                                      Fund            Fund
                                                   Qualified     Non-Qualified
Investment Income:
Dividends                                              $18,351         $20,576

Expenses:
Mortality risk and expense fees guarantees
(Notes 1 and 3)                                          2,760           3,094

Investment income - net                                $15,591         $17,482

Net Realized and Unrealized Gain (Loss)
 on Investments:
Net realized capital gain distributions                      0               0

Net realized gain (loss) on investments:
Proceeds from sale of shares                             5,940           9,157
Cost of shares sold                                      5,946           9,222

Net realized gain (loss) on investments                     (6)            (65)

Net unrealized gain (loss) on investments               (7,876)         (8,842)

Net realized and unrealized gain (loss)
on investment                                           (7,882)         (8,907)

Net Increase (Decrease) in Net Assets
from Investment Operations                              $7,709          $8,575




                                                 Variable Trust
                                                     Money
                                                     Market
                                                 Non-Qualified
Investment Income:
Dividends                                             $380,629

Expenses:
Mortality risk and expense fees guarantees
(Notes 1 and 3)                                         70,799

Investment income - net                               $309,830

Net Realized and Unrealized Gain (Loss)
 on Investments:
Net realized capital gain distributions                      0

Net realized gain (loss) on investments:
Proceeds from sale of shares                         1,356,307
Cost of shares sold                                  1,356,307

Net realized gain (loss) on investments                      0

Net unrealized gain (loss) on investments                    0

Net realized and unrealized gain (loss)
on investment                                                0

Net Increase (Decrease) in Net Assets
from Investment Operations                            $309,830



                                                 Putnam Variable
                                                 Trust  Growth
                                                   and Income
                                                 Non-Qualified
Investment Income:
Dividends                                             $179,705

Expenses:
Mortality risk and expense fees guarantees
(Notes 1 and 3)                                         43,208

Investment income - net                               $136,497

Net Realized and Unrealized Gain (Loss)
 on Investments:
Net realized capital gain distributions                414,679

Net realized gain (loss) on investments:
Proceeds from sale of shares                           711,088
Cost of shares sold                                    709,876

Net realized gain (loss) on investments                  1,212

Net unrealized gain (loss) on investments               61,530

Net realized and unrealized gain (loss)
on investment                                          477,421

Net Increase (Decrease) in Net Assets
from Investment Operations                            $613,918



                                                   Trust U.S.
                                                 Govmt and High
                                                  Quality Bond
                                                 Non-Qualified
Investment Income:
Dividends                                             $108,934

Expenses:
Mortality risk and expense fees guarantees
(Notes 1 and 3)                                         18,295

Investment income - net                                $90,639

Net Realized and Unrealized Gain (Loss)
 on Investments:
Net realized capital gain distributions                      0

Net realized gain (loss) on investments:
Proceeds from sale of shares                           245,973
Cost of shares sold                                    238,846

Net realized gain (loss) on investments                  7,127

Net unrealized gain (loss) on investments               36,901

Net realized and unrealized gain (loss)
on investment                                           44,028

Net Increase (Decrease) in Net Assets
from Investment Operations                            $134,667

The accompanying notes are an integral part of these financial statements



INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
INA/PUTNAM SEPARATE ACCOUNT
INDIVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
YEAR ENDED DECEMBER 31, 1998


                                                  Money Market    Money Market
                                                   Qualified     Non-Qualified
                                                 (formerly Daily (formerly Daily
                                                 Dividend Trust) Dividend Trust)
Investment Operations:
Investment income-net                                  $18,638         $50,109
Realized capital gain distributions                          0               0
Net realized gain (loss) on investments                     -0               0
Net unrealized gain (loss) on investments                    0               0

Net increase (decrease) in net assets
from investment operations                             $18,638         $50,109


Accumulation Unit Transactions:
Net contract considerations and
transfers in (Note 3)                                        0               0
Net contract surrenders and
transfers out (Note 3)                                 (44,153)       (218,307)
Benefit payments to annuitants                          (5,516)         (2,828)

Net increase (decrease) from
accumulation unit transactions                        ($49,669)      ($221,135)

Net Increase (Decrease) in Net Assets                  (31,031)       (171,026)
Net Assets:
Net assets at December 31, 1997                        441,749       1,250,122

Net assets at December 31, 1998                       $410,718      $1,079,096


Year Ended December 31, 1997

                                                  Money Market    Money Market
                                                   Qualified     Non-Qualified
                                                 (formerly Daily (formerly Daily
                                                 Dividend Trust) Dividend Trust)
Investment Operations:
Investment income-net                                  $19,189         $57,202
Realized capital gain distributions                          0               0
Net realized gain (loss) on investments                      0               0
Net unrealized gain (loss) on investments                    0               0

Net increase (decrease) in net assets
from investment operations                             $19,189         $57,202


Accumulation Unit Transactions:
Net contract considerations and
transfers in (Note 3)                                        0               0
Net contract surrenders and
transfers out (Note 3)                                 (61,909)       (263,375)
Benefit payments to annuitants                            (556)        (44,060)

Net increase (Decrease) from
accumulation unit transactions                        ($62,465)      ($307,435)

Net Increase (Decrease) in Net Assets                  (43,276)       (250,233)
Net Assets:
Net assets at December 31, 1996                        485,025       1,500,355

Net assets at December 31, 1997                       $441,749      $1,250,122



                                                   High Yield      High Yield
                                                     Trust           Trust
                                                   Qualified     Non-Qualified
Investment Operations:
Investment income-net                                  $25,021        $199,445
Realized capital gain distributions                          0               0
Net realized gain (loss) on investments                (10,214)            959
Net unrealized gain (loss) on investments              (38,459)       (390,368)

Net increase (decrease) in net assets
from investment operations                            ($23,652)      ($189,964)

Accumulation Unit Transactions:
Net contract considerations and
transfers in (Note 3)                                        0               0
Net contract surrenders and
transfers out (Note 3)                                 (31,067)       (132,954)
Benefit payments to annuitants                         (16,925)         (7,967)

Net increase (decrease) from
accumulation unit transactions                        ($47,992)      ($140,921)

Net Increase (Decrease) in Net Assets                  (71,644)       (330,885)
Net Assets:
Net assets at December 31, 1997                        287,987       2,284,543

Net assets at December 31, 1998                       $216,343      $1,953,658


Year Ended December 31, 1997

                                                   High Yield      High Yield
                                                     Trust           Trust
                                                   Qualified     Non-Qualified
Investment Operations:
Investment income-net                                  $25,709        $186,207
Realized capital gain distributions                          0               0
Net realized gain (loss) on investments                  3,031           2,184
Net unrealized gain (loss) on investments                9,595          88,622

Net increase (decrease) in net assets
from investment operations                             $38,335        $277,013

Accumulation Unit Transactions:
Net contract considerations and
transfers in (Note 3)                                        0               0
Net contract surrenders and
transfers out (Note 3)                                 (43,565)        (80,189)
Benefit payments to annuitants                          (5,528)         (3,337)

Net increase (Decrease) from
accumulation unit transactions                        ($49,093)       ($83,526)

Net Increase (Decrease) in Net Assets                  (10,758)        193,487
Net Assets:
Net assets at December 31, 1996                        298,745       2,091,056

Net assets at December 31, 1997                       $287,987      $2,284,543



                                                     Equity          Equity
                                                     Income          Income
                                                   Qualified     Non-Qualified
Investment Operations:
Investment income-net                                   $2,791         $19,456
Realized capital gain distributions                      7,435          56,280
Net realized gain (loss) on investments                 10,561             153
Net unrealized gain (loss) on investments               (4,687)          6,163

Net increase (decrease) in net assets
from investment operations                             $16,100         $82,052

Accumulation Unit Transactions:
Net contract considerations and
transfers in (Note 3)                                        0               0
Net contract surrenders and
transfers out (Note 3)                                 (51,834)         (1,730)
Benefit payments to annuitants                          (7,327)              0

Net increase (decrease) from
accumulation unit transactions                        ($59,161)        ($1,730)

Net Increase (Decrease) in Net Assets                  (43,061)         80,322
Net Assets:
Net assets at December 31, 1997                        146,996         706,279

Net assets at December 31, 1998                       $103,935        $786,601


Year Ended December 31, 1997

                                                     Equity          Equity
                                                     Income          Income
                                                   Qualified     Non-Qualified
Investment Operations:
Investment income-net                                   $1,257          $5,987
Realized capital gain distributions                      6,939          33,348
Net realized gain (loss) on investments                    400             292
Net unrealized gain (loss) on investments               21,689         102,935

Net increase (decrease) in net assets
from investment operations                             $30,285        $142,562


Accumulation Unit Transactions:
Net contract considerations and
transfers in (Note 3)                                        0               0
Net contract surrenders and
transfers out (Note 3)                                     (42)           (198)
Benefit payments to annuitants                          (5,243)              0

Net increase (Decrease) from
accumulation unit transactions                         ($5,285)          ($198)

Net Increase (Decrease) in Net Assets                   25,000         142,364
Net Assets:
Net assets at December 31, 1996                        121,996         563,915

Net assets at December 31, 1997                       $146,996        $706,279



                                                   Investors       Investors
                                                     Trust           Trust
                                                   Qualified     Non-Qualified
Investment Operations:
Investment income-net                                  ($9,964)       ($12,568)
Realized capital gain distributions                     27,728          39,075
Net realized gain (loss) on investments                 34,798           3,214
Net unrealized gain (loss) on investments              254,375         368,836

Net increase (decrease) in net assets
from investment operations                            $306,937        $398,557


Accumulation Unit Transactions:
Net contract considerations and
transfers in (Note 3)                                        0               0
Net contract surrenders and
transfers out (Note 3)                                (126,892)         (6,269)
Benefit payments to annuitants                         (14,715)         (5,285)

Net increase (decrease) from
accumulation unit transactions                       ($141,607)       ($11,554)

Net Increase (Decrease) in Net Assets                  165,330         387,003
Net Assets:
Net assets at December 31, 1997                        938,456       1,169,686

Net assets at December 31, 1998                     $1,103,786      $1,556,689


Year Ended December 31, 1997

                                                   Investors       Investors
                                                     Trust           Trust
                                                   Qualified     Non-Qualified
Investment Operations:
Investment income-net                                  ($1,214)        ($1,245)
Realized capital gain distributions                     78,254          97,463
Net realized gain (loss) on investments                 17,605          31,313
Net unrealized gain (loss) on investments              152,777         175,531

Net increase (decrease) in net assets
from investment operations                            $247,422        $303,062

Accumulation Unit Transactions:
Net contract considerations and
transfers in (Note 3)                                        0               0
Net contract surrenders and
transfers out (Note 3)                                 (56,563)       (184,308)
Benefit payments to annuitants                         (10,371)         (4,579)

Net increase (Decrease) from
accumulation unit transactions                        ($66,934)      ($188,887)

Net Increase (Decrease) in Net Assets                  180,488         114,175
Net Assets:
Net assets at December 31, 1996                        757,968       1,055,511

Net assets at December 31, 1997                       $938,456      $1,169,686



                                                     Income          Income
                                                      Fund            Fund
                                                   Qualified     Non-Qualified
Investment Operations:
Investment income-net                                  $15,591         $17,482
Realized capital gain distributions                          0               0
Net realized gain (loss) on investments                     (6)            (65)
Net unrealized gain (loss) on investments               (7,876)         (8,842)

Net increase (decrease) in net assets
from investment operations                              $7,709          $8,575

Accumulation Unit Transactions:
Net contract considerations and
transfers in (Note 3)                                        0               0
Net contract surrenders and
transfers out (Note 3)                                  (3,180)           (125)
Benefit payments to annuitants                               0          (5,938)

Net increase (decrease) from
accumulation unit transactions                         ($3,180)        ($6,063)

Net Increase (Decrease) in Net Assets                    4,529           2,512
Net Assets:
Net assets at December 31, 1997                        288,982         322,944

Net assets at December 31, 1998                       $293,511        $325,456


Year Ended December 31, 1997

                                                     Income          Income
                                                      Fund            Fund
                                                   Qualified     Non-Qualified
Investment Operations:
Investment income-net                                  $15,825         $18,249
Realized capital gain distributions                          0               0
Net realized gain (loss) on investments                     (4)          1,837
Net unrealized gain (loss) on investments                4,024           2,630

Net increase (decrease) in net assets
from investment operations                             $19,845         $22,716

Accumulation Unit Transactions:
Net contract considerations and
transfers in (Note 3)                                        0               0
Net contract surrenders and
transfers out (Note 3)                                    (128)        (12,180)
Benefit payments to annuitants                               0         (13,529)

Net increase (Decrease) from
accumulation unit transactions                           ($128)       ($25,709)

Net Increase (Decrease) in Net Assets                   19,717          (2,993)
Net Assets:
Net assets at December 31, 1996                        269,265         325,937

Net assets at December 31, 1997                       $288,982        $322,944



                                                     Putnam
                                                 Variable Trust
                                                     Money
                                                     Market
                                                 Non-Qualified
Investment Operations:
Investment income-net                                 $309,830
Realized capital gain distributions                          0
Net realized gain (loss) on investments                      0
Net unrealized gain (loss) on investments                    0

Net increase (decrease) in net assets
from investment operations                            $309,830

Accumulation Unit Transactions:
Net contract considerations and
transfers in (Note 3)                                  350,854
Net contract surrenders and
transfers out (Note 3)                              (1,253,011)
Benefit payments to annuitants                         (37,400)

Net increase (decrease) from
accumulation unit transactions                       ($939,557)

Net Increase (Decrease) in Net Assets                 (629,727)
Net Assets:
Net assets at December 31, 1997                      7,894,396

Net assets at December 31, 1998                     $7,264,669


Year Ended December 31, 1997
                                                     Putnam
                                                 Variable Trust
                                                     Money
                                                     Market
                                                 Non-Qualified
Investment Operations:
Investment income-net                                 $339,618
Realized capital gain distributions                          0
Net realized gain (loss) on investments                      0
Net unrealized gain (loss) on investments                    0

Net increase (decrease) in net assets
from investment operations                            $339,618

Accumulation Unit Transactions:
Net contract considerations and
transfers in (Note 3)                                   33,071
Net contract surrenders and
transfers out (Note 3)                                (829,052)
Benefit payments to annuitants                         (54,472)

Net increase (Decrease) from
accumulation unit transactions                       ($850,453)

Net Increase (Decrease) in Net Assets                 (510,835)
Net Assets:
Net assets at December 31, 1996                      8,405,231

Net assets at December 31, 1997                     $7,894,396



                                                 Putnam Variable
                                                 Trust  Growth
                                                   and Income
                                                 Non-Qualified
Investment Operations:
Investment income-net                                 $136,497
Realized capital gain distributions                    414,679
Net realized gain (loss) on investments                  1,212
Net unrealized gain (loss) on investments               61,530

Net increase (decrease) in net assets
from investment operations                            $613,918

Accumulation Unit Transactions:
Net contract considerations and
transfers in (Note 3)                                  127,963
Net contract surrenders and
transfers out (Note 3)                                (656,777)
Benefit payments to annuitants                         (11,881)

Net increase (decrease) from
accumulation unit transactions                       ($540,695)

Net Increase (Decrease) in Net Assets                   73,223
Net Assets:
Net assets at December 31, 1997                      4,552,683

Net assets at December 31, 1998                     $4,625,906


Year Ended December 31, 1997
                                                 Putnam Variable
                                                 Trust  Growth
                                                   and Income
                                                 Non-Qualified
Investment Operations:
Investment income-net                                  $77,492
Realized capital gain distributions                    156,196
Net realized gain (loss) on investments                 10,465
Net unrealized gain (loss) on investments              602,544

Net increase (decrease) in net assets
from investment operations                            $846,697

Accumulation Unit Transactions:
Net contract considerations and
transfers in (Note 3)                                  281,006
Net contract surrenders and
transfers out (Note 3)                                (175,754)
Benefit payments to annuitants                         (11,037)

Net increase (Decrease) from
accumulation unit transactions                         $94,215

Net Increase (Decrease) in Net Assets                  940,912
Net Assets:
Net assets at December 31, 1996                      3,611,771

Net assets at December 31, 1997                     $4,552,683



                                                 Putnam Variable
                                                   Trust U.S.
                                                 Govmt and High
                                                  Quality Bond
                                                 Non-Qualified
Investment Operations:
Investment income-net                                  $90,639
Realized capital gain distributions                          0
Net realized gain (loss) on investments                  7,127
Net unrealized gain (loss) on investments               36,901

Net increase (decrease) in net assets
from investment operations                            $134,667


Accumulation Unit Transactions:
Net contract considerations and
transfers in (Note 3)                                   37,328
Net contract surrenders and
transfers out (Note 3)                                (212,126)
Benefit payments to annuitants                         (20,534)

Net increase (decrease) from
accumulation unit transactions                       ($195,332)

Net Increase (Decrease) in Net Assets                  (60,665)
Net Assets:
Net assets at December 31, 1997                      1,976,233

Net assets at December 31, 1998                     $1,915,568



Year Ended December 31, 1997
                                                 Putnam Variable
                                                   Trust U.S.
                                                 Govmt and High
                                                  Quality Bond
                                                 Non-Qualified
Investment Operations:
Investment income-net                                 $103,191
Realized capital gain distributions                          0
Net realized gain (loss) on investments                 15,532
Net unrealized gain (loss) on investments               20,656

Net increase (decrease) in net assets
from investment operations                            $139,379

Accumulation Unit Transactions:
Net contract considerations and
transfers in (Note 3)                                   49,274
Net contract surrenders and
transfers out (Note 3)                                (204,649)
Benefit payments to annuitants                         (18,685)

Net increase (Decrease) from
accumulation unit transactions                       ($174,060)

Net Increase (Decrease) in Net Assets                  (34,681)
Net Assets:
Net assets at December 31, 1996                      2,010,914

Net assets at December 31, 1997                     $1,976,233


                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                           INA/PUTNAM SEPARATE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 1998



Note 1. Organization

Investors Life Insurance Company of North America - INA/Putnam Separate Account (the "Separate Account"), a separate account of Investors Life Insurance Company of North America ("Investors Life"), is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Separate Account currently has five specific Putnam Divisions which correspond to five Putnam mutual funds (the "Putnam Funds") and three Putnam Variable Trust Divisions which correspond to three portfolios of the Putnam Variable Trust (formerly the Putnam Capital Manager Trust") (and, collectively, the "Funds"). Each Division contains two subdivisions, one for the allocation of tax qualified and one for the allocation of non-tax qualified net payments made under variable annuity contracts.

Amounts allocated to the Separate Account for variable annuity contracts can be invested by Investors Life in up to three of the following mutual funds: Putnam Income Fund, Inc., Putnam High Yield Trust, Putnam Equity Income Fund (formerly Putnam Strategic Income Trust), Putnam Money Market Fund (which was known as the Putnam Daily Dividend Trust prior to a name change which was effective September 1, 1994) and Putnam Investors Fund, Inc. (the "Putnam Divisions"). In addition, variable annuity contract values transferred as a result of Revenue Ruling 81-225 (see Note 5), can be invested in up to three of the following portfolios of Putnam Variable Trust: Putnam Variable Trust Money Market Fund, Putnam Variable Trust U.S. Government and High Quality Bond Fund and Putnam Variable Trust Growth and Income Fund (the "Putnam Variable Trust Divisions"). The contract owners' equity of each subdivision of the Separate Account is affected by the investment results of the appropriate Putnam Fund, or Putnam Variable Trust Fund, shares designated for the subdivision, the mortality risk and expense fees guarantees assessed on Separate Account assets (see Note 3) and the administrative charge deductions.

Under the current provisions of the Internal Revenue Code (the "Code"), transfers of contract values from one division of the Separate Account to another division are not subject to current taxation. There can be no assurance that future changes in the Code will not subject such transfers to current taxation.


Note 2. Significant Accounting Policies

Following is a summary of the  significant  accounting  policies of the Separate
Account:

(a) the market value of investments is based on closing bid prices (net asset value) at December 31, 1998; (b) investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date; (c) the cost of investments sold is determined on the specific identification method.
See Notes 4 through 6 with respect to income taxes.


Note 3. Contract Owner Transactions

Contract owners have limited rights to transfer their contract values between Separate Account Divisions. Certain contract owners affected by Revenue Ruling 81-225 have limited rights to transfer their contract values to Divisions for which one of the portfolios of Putnam Variable Trust serves as the underlying investment vehicle (see Note 5). The amount of all transfers for the period ended December 31, 1998 was $ . Payments for the period ended December 31, 1998 were $ with respect to contract surrender benefits and $ with respect to annuity benefits. Investors Life charges a fee to each Separate Account subdivision for assuming the mortality risk and expense fees guarantees. The daily equivalent of the annual charges of 0.95% is made against the average net value of the Separate Account.


Note 4. Income Taxes

Investors Life is taxed as a life insurance company under the Code. The Separate Account is taxed as a part of Investors Life. Under the current provisions of the Code, no federal income taxes are payable by Investors Life with respect to investment income and capital gains on the assets of the Separate Account when used to determine contract values. Investors Life retains the right to make adjustments for taxes to Separate Account assets should future changes in the Code so warrant.


Note 5. Effect of Revenue Ruling 81-225

Revenue Ruling 81-225 was issued by the Internal Revenue Service on September 25, 1981. The Ruling pertains to variable annuities, where the insurance company, through a separate account, holds shares of mutual funds which also offer their shares to the public independently. The Ruling also questioned the tax treatment of variable annuity contracts where the underlying mutual funds are not managed by the issuing insurance company or an affiliate, or where the contract owner may initially allocate, and subsequently reallocate the contract values among several underlying funds.

The Ruling adversely affected the tax status of the Separate Account variable annuity contracts issued on a non-tax qualified basis after December 31, 1980, and those issued after September 25, 1981 which were intended to qualify under Internal Revenue Code Sections 403(a), 403(b) or 408(b).

As a result, Investors Life suspended new contract sales utilizing the Putnam Division. A former affiliate of Investors Life sponsored the creation of a new money market mutual fund called INA Annuity Fund Inc. This fund became the CIGNA Annuity Fund, Inc. Money Market portfolio late in 1982 and three additional portfolios were introduced. In October, 1985, the CIGNA Annuity Fund, Inc. was reorganized as the CIGNA Annuity Funds Group, pursuant to a plan of reorganization approved by shareholders of the Fund. Contract owners who transfer their Putnam Division contract values to the CIGNA Division cannot later reverse the transfer back to any of the Putnam Divisions.

As of April 18, 1995, shares of the Putnam Variable Trust were substituted for shares of the applicable CIGNA Fund as the underlying investment vehicle. Investors Life obtained an order from the U.S. Securities and Exchange
Commission approving the provisions of the substitution. Thereafter, the proposal was submitted to contractholders for their approval, in accordance with the provisions of the variable annuity contracts. The substitution of shares of certain portfolios of Putnam Variable Trust as the underlying investment vehicle for the variable annuity contracts was effected by Investors Life's exchange of shares of each of the portfolios of the CIGNA Funds for shares of the corresponding portfolio of Putnam Variable Trust.

Note 6. Diversification Requirements

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under section 817(h) of the Code. Investors Life believes that the Separate Account satisfies the current requirements of the regulations, and it intends that the Separate Account will continue to meet such requirements.


INA/Putnam Separate Account
Note 7.  Accumulation Units Transactions
For the Period Ended 12/31/98


The changes in the number of accumulation units (the measure of ownership in the Separate Account) during the twelve months of 1998 and units outstanding at December 31, 1998 were as follows:


               PUTNAM DIVISIONS
                                               Money Market  Money Market
                                                Qualified   Non-Qualified
                                              (formerly Dail(formerly Daily
                                              Dividend TrustDividend Trust)

Units outstanding at December 31, 1997              150,975       422,789

Units purchased and transfers in                          0             0

Benefits, surrenders and transfers out              (16,402)      (72,882)

Units outstanding at December 31, 1998              134,573       349,907





                                                High Yield    High Yield
                                                  Trust         Trust
                                                Qualified   Non-Qualified

Units outstanding at December 31, 1997               42,478       353,118

Units purchased and transfers in                          0             0

Benefits, surrenders and transfers out               (7,430)      (21,552)

Units outstanding at December 31, 1998               35,048       331,566





                                                  Equity        Equity
                                                  Income        Income
                                                Qualified   Non-Qualified

Units outstanding at December 31, 1997               21,533       102,595

Units purchased and transfers in                          0             0

Benefits, surrenders and transfers out               (7,899)         (243)

Units outstanding at December 31, 1998               13,634       102,352





                                                Investors     Investors
                                                  Trust         Trust
                                                Qualified   Non-Qualified

Units outstanding at December 31, 1997               88,964       120,595

Units purchased and transfers in                          0             0

Benefits, surrenders and transfers out              (11,030)       (1,049)

Units outstanding at December 31, 1998               77,934       119,546





                                                  Income        Income
                                                   Fund          Fund
                                                Qualified   Non-Qualified

Units outstanding at December 31, 1997               51,386        59,950

Units purchased and transfers in                          0             0

Benefits, surrenders and transfers out                 (556)       (1,112)

Units outstanding at December 31, 1998               50,830        58,838



       PUTNAM VARIABLE TRUST DIVISIONS
                                                  Putnam
                                                  Variable Trust
                                                  Money
                                                  Market
                                                  Non-Qualified

Units outstanding at December 31, 1997            3,237,391

Units purchased and transfers in                    140,195

Benefits, surrenders and transfers out             (519,158)

Units outstanding at December 31, 1998            2,858,428




                                                  Putnam Variable
                                                  Trust Growth
                                                  and Income
                                                  Non-Qualified

                                                    671,304
Units outstanding at December 31, 1997
                                                     18,105
Units purchased and transfers in
                                                    (92,833)
Benefits, surrenders and transfers out
                                                    596,576
Units outstanding at December 31, 1998




                                                  Putnam Variable
                                                  Trust U.S.
                                                  Govmt and High
                                                  Quality Bond
                                                  Non-Qualified

Units outstanding at December 31, 1997              579,561

Units purchased and transfers in                      9,278

Benefits, surrenders and transfers out              (64,961)

Units outstanding at December 31, 1998              523,878



The accumulation units for eleven of the subdivisions include units applicable to contract owners who are "on benefit annuitants." At December 31, 1998 the number of accumulation units, the aggregate value of the subdivisions' equity and the number of monthly annuity units and value per unit of "on benefit annuitants" are as follows:

                                                   Accumulation   Aggregate
                                                       Units         Value

Money Market Qualified                                    0            $0
(formerly Daily Dividend Trust)
Money Market Non-Qualified                           11,231       $34,636
(formerly Daily Dividend Trust)
High Yield Trust Qualified                            5,635       $34,783
High Yield Trust Non-Qualified                        4,590       $27,045
Equity Income Fund Qualified                          8,814       $67,191
Investors Trust Qualified                             9,931      $140,654
Investors Trust Non-Qualified                         4,002       $52,113
Income Fund Non-Qualified                             1,474        $8,153
Putnam Variable Trust Money                         149,283      $379,401
Market, Non-Qualified
Putnam Variable Trust Growth                         16,708      $129,555
and Income , Non-Qualified
Putnam Variable Trust U.S. Government                73,169      $267,544
and High Quality Bond, Non-Qualified


                                                 Monthly       Annuity
                                              Annuity Units   Unit Value

Money Market Qualified                                    8    $1.3946556
(formerly Daily Dividend Trust)
Money Market Non-Qualified                              282    $1.1257782
(formerly Daily Dividend Trust)
High Yield Trust Qualified                              255    $3.2823971
High Yield Trust Non-Qualified                          148    $3.2371950
Equity Income Fund Qualified                            180    $3.0006805
Investors Trust Qualified                               320    $5.5893609
Investors Trust Non-Qualified                           217    $3.2011210
Income Fund Non-Qualified                                66    $3.1826677
Putnam Variable Trust Money                           3,005    $1.2994707
Market, Non-Qualified
Putnam Variable Trust Growth                            402    $3.1165294
and Income , Non-Qualified
Putnam Variable Trust U.S. Government                 1,136    $1.8285816
and High Quality Bond, Non-Qualified